Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of September 30, 2022:

Commitments for property management fees	RMB	US$
Remainder of 2022	3,228	454
2023	6,844	962
2024	5,611	789
2025	5,270	741
2026 and thereafter	30,077	4,228
	51,030	7,174

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of September 30, 2022:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
Remainder of 2022	4,462,864	627,380
2023	5,263,401	739,918
2024	2,993,291	420,790
2025	1,198,991	168,551
2026 and thereafter	287,218	40,376
	14,205,765	1,997,015